Retirement Plans (Schedule of Amounts to be Amortized From Accumulated Other Comprehensive Income) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Sep. 26, 2014
Pension Benefits
Defined Benefit Plan, Amount to be Amortized from Accumulated Other Comprehensive Income (Loss) Next Fiscal Year [Abstract]
Amortization of net actuarial loss	$ 9.4
Amortization of prior service cost	(0.6)
Postretirement Benefits
Defined Benefit Plan, Amount to be Amortized from Accumulated Other Comprehensive Income (Loss) Next Fiscal Year [Abstract]
Amortization of net actuarial loss	0
Amortization of prior service cost	$ (3.9)